Business Segments	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Business Segments

NOTE 23	Business Segments
The Company's management reporting is organized into three reportable operating segments aligned by major lines of business based on the products and services provided to customers through its distribution channels. All other business activities not included in the reportable operating segments are included in the Treasury and Corporate Support business segment. The chief operating decision maker uses net interest income on a taxable-equivalent basis, noninterest income and net income (loss) before income taxes for all reportable segments in deciding how to allocate resources during the annual budget and monthly forecasting process. The chief operating decision maker considers variances in reported results to forecasts and variances to prior periods to assess performance. The Company’s chief operating decision maker is the Chief Executive Officer. The Company has the following reportable operating and other business segments:
Wealth, Corporate, Commercial and Institutional Banking Wealth, Corporate, Commercial and Institutional Banking provides core banking, specialized lending, transaction and payment processing, capital markets, asset management, and brokerage and investment related services to wealth, middle market, large corporate, commercial real estate, government and institutional clients.
Consumer and Business Banking Consumer and Business Banking comprises consumer banking, small business banking and consumer lending. Products and services are delivered through banking offices, telephone servicing and sales, online services, direct mail, ATMs, mobile devices, distributed mortgage loan officers, and intermediary relationships including auto dealerships, mortgage banks, and strategic business partners.
Payment Services Payment Services includes consumer and business credit cards, stored-value cards, debit cards, corporate, government and purchasing card services and merchant processing.
Treasury and Corporate Support Treasury and Corporate Support includes the Company’s investment portfolios, funding, capital management, interest rate risk management, income taxes not allocated to business segments, including most investments in tax-advantaged projects, and the residual aggregate of those expenses associated with corporate activities that are managed on a consolidated basis.
Basis of Presentation Business segment results are derived from the Company’s business unit profitability reporting systems by specifically attributing managed balance sheet assets, deposits and other liabilities and their related income or expense. The allowance for credit losses and related provision expense are allocated to the business segments according to the volume and credit quality of the loan balances managed, but with the impact of changes in economic forecasts recorded in Treasury and Corporate Support. Goodwill and other intangible assets are assigned to the business segments based on the mix of business of an entity acquired by the Company. Within the Company, capital levels are evaluated and managed centrally; however, capital is allocated to the business segments to support evaluation of business performance. Business segments are allocated capital on a risk-adjusted basis considering economic and regulatory capital requirements. Generally, the determination of the amount of capital allocated to each business segment includes credit allocations following a Basel III regulatory framework. Interest income and expense is determined based on the assets and liabilities managed by the business segment. Because funding and asset/liability management is a central function, funds transfer-pricing methodologies are utilized to allocate a cost of funds used or credit for funds provided to all business segment assets and liabilities, respectively, using a matched funding concept. Also, each business unit is allocated the taxable-equivalent benefit of tax-exempt products. The residual effect on net interest income of asset/liability management activities is included in Treasury and Corporate Support. Noninterest income and expenses directly managed by each business segment, including fees, service charges, salaries and benefits, and other direct revenues and costs are accounted for within each segment’s financial results in a manner similar to the consolidated financial statements.
Occupancy costs are allocated based on utilization of facilities by the business segments. Generally, operating losses are charged to the business segment when the loss event is realized in a manner similar to a loan charge-off. Noninterest expenses incurred by centrally managed operations or business segments that directly support another business segment’s operations are charged to the applicable business segment based on its utilization of those services, primarily measured by the volume of customer activities, number of employees or other relevant factors. These allocated expenses are reported as net shared services expense within noninterest expense. Certain activities that do not directly support the operations of the business segments or for which the business segments are not considered financially accountable in evaluating their performance are not charged to the business segments. The income or expenses associated with these corporate activities, including merger and integration charges, are reported within the Treasury and Corporate Support business segment. Income taxes are assessed to each business segment at a standard tax rate with the residual tax expense or benefit to arrive at the consolidated effective tax rate included in Treasury and Corporate Support.
Designations, assignments and allocations change from time to time as management systems are enhanced, methods of evaluating performance or product lines change or business segments are realigned to better respond to the Company’s diverse customer base. During 2024 and 2023, certain organization and methodology changes were made, including revising the Company’s business segment funds transfer-pricing methodology related to deposits and loans during the second quarter of 2024 and combining its Wealth Management and Investment Services and Corporate and Commercial Banking business segments to create the Wealth, Corporate, Commercial and Institutional Banking business segment during the third quarter of 2023. Prior period results were recast and presented on a comparable basis.
Condensed income statement results by business segment for the years ended December 31 were as follows:

	Wealth, Corporate, Commercial and Institutional Banking			Consumer and Business Banking			Payment Services
(Dollars in Millions)	2024	2023	2022	2024	2023	2022	2024	2023	2022
Net interest income (taxable-equivalent basis)(a)	$7,645	$7,862	$5,680	$7,658	$8,683	$7,266	$2,831	$2,609	$2,504
Noninterest income(b)(c)	4,548	4,141	3,561	1,606	1,675	1,536	4,198	4,055	3,794
Total net revenue	12,193	12,003	9,241	9,264	10,358	8,802	7,029	6,664	6,298
Compensation and employee benefits	2,191	2,151	1,803	2,221	2,305	2,041	906	869	835
Other intangibles	206	230	37	266	292	42	97	114	136
Net shared services	2,116	2,132	1,547	2,800	2,956	2,655	2,126	2,017	1,656
Other direct expenses(d)	936	931	748	1,282	1,316	1,041	926	920	898
Total noninterest expense	5,449	5,444	4,135	6,569	6,869	5,779	4,055	3,920	3,525
Income (loss) before provision and income taxes	6,744	6,559	5,106	2,695	3,489	3,023	2,974	2,744	2,773
Provision for credit losses	385	340	154	182	78	75	1,614	1,394	980
Income (loss) before income taxes	6,359	6,219	4,952	2,513	3,411	2,948	1,360	1,350	1,793
Income taxes and taxable-equivalent adjustment	1,590	1,555	1,239	629	854	738	340	337	448
Net income (loss)	4,769	4,664	3,713	1,884	2,557	2,210	1,020	1,013	1,345
Net (income) loss attributable to noncontrolling interests	—	—	—	—	—	—	—	—	—
Net income (loss) attributable to U.S. Bancorp	$4,769	$4,664	$3,713	$1,884	$2,557	$2,210	$1,020	$1,013	$1,345

	Treasury and Corporate Support			Consolidated Company
(Dollars in Millions)	2024	2023	2022	2024	2023	2022
Net interest income (taxable-equivalent basis)(a)	$(1,725)	$(1,627)	$(604)	$16,409	$17,527	$14,846
Noninterest income(b)(c)	694	746	565	11,046	10,617	9,456
Total net revenue	(1,031)	(881)	(39)	27,455	28,144	24,302
Compensation and employee benefits	5,236	5,091	4,478	10,554	10,416	9,157
Other intangibles	—	—	—	569	636	215
Net shared services	(7,042)	(7,105)	(5,858)	—	—	—
Other direct expenses(d)	2,921	4,654	2,847	6,065	7,821	5,534
Total noninterest expense	1,115	2,640	1,467	17,188	18,873	14,906
Income (loss) before provision and income taxes	(2,146)	(3,521)	(1,506)	10,267	9,271	9,396
Provision for credit losses	57	463	768	2,238	2,275	1,977
Income (loss) before income taxes	(2,203)	(3,984)	(2,274)	8,029	6,996	7,419
Income taxes and taxable-equivalent adjustment	(859)	(1,208)	(844)	1,700	1,538	1,581
Net income (loss)	(1,344)	(2,776)	(1,430)	6,329	5,458	5,838
Net (income) loss attributable to noncontrolling interests	(30)	(29)	(13)	(30)	(29)	(13)
Net income (loss) attributable to U.S. Bancorp	$(1,374)	$(2,805)	$(1,443)	$6,299	$5,429	$5,825
(a)Total net interest income includes a taxable-equivalent adjustment of $120 million, $131 million and $118 million for 2024, 2023 and 2022, respectively. See Non-GAAP Financial Measures beginning on page 57.
(b)Payment services noninterest income presented net of related rewards and rebate costs and certain partner payments of $3.1 billion, $3.0 billion and $2.9 billion for 2024, 2023 and 2022, respectively.
(c)Total noninterest income includes revenue generated from certain contracts with customers of $9.2 billion, $8.8 billion and $8.0 billion for 2024, 2023 and 2022, respectively.
(d)Other direct expenses for each reportable segment includes: net occupancy and equipment, professional services, marketing and business development, technology and communications, and other.
Average balances by business segment for the years ended December 31 were as follows:

	Wealth, Corporate, Commercial and Institutional Banking			Consumer and Business Banking			Payment Services
(Dollars in Millions)	2024	2023	2022	2024	2023	2022	2024	2023	2022
Loans	$172,466	$175,836	$150,512	$155,088	$162,012	$144,441	$41,081	$38,471	$34,627
Other earning assets	10,122	6,613	4,771	2,410	2,388	3,117	142	97	634
Goodwill	4,825	4,682	3,634	4,326	4,466	3,250	3,357	3,327	3,305
Other intangible assets	981	1,007	365	4,539	5,264	3,784	277	352	423
Assets	201,362	202,701	169,554	168,913	179,247	160,174	47,169	44,291	41,072
Noninterest-bearing deposits	56,760	70,908	82,671	20,810	30,967	31,719	2,685	2,981	3,410
Interest-bearing deposits	214,622	203,038	175,345	200,611	185,712	163,190	96	103	162
Total deposits	271,382	273,946	258,016	221,421	216,679	194,909	2,781	3,084	3,572
Total U.S. Bancorp shareholders’ equity	21,438	22,366	18,159	14,426	16,026	12,678	10,005	9,310	8,233

	Treasury and Corporate Support			Consolidated Company
(Dollars in Millions)	2024	2023	2022	2024	2023	2022
Loans	$5,240	$4,956	$3,993	$373,875	$381,275	$333,573
Other earning assets	220,092	214,826	203,248	232,766	223,924	211,770
Goodwill	—	—	—	12,508	12,475	10,189
Other intangible assets	9	16	5	5,806	6,639	4,577
Assets	246,570	237,201	221,349	664,014	663,440	592,149
Noninterest-bearing deposits	2,752	2,912	2,594	83,007	107,768	120,394
Interest-bearing deposits	11,179	9,042	3,293	426,508	397,895	341,990
Total deposits	13,931	11,954	5,887	509,515	505,663	462,384
Total U.S. Bancorp shareholders’ equity	11,337	5,958	11,346	57,206	53,660	50,416